Insurance Business Result (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of types of insurance contracts [abstract]
Summary of Underwriting Income from Insurance Business
The following items are included in the account as of the indicated dates:

	12.31.24	12.31.23	12.31.22
Insurance revenue	408,727,524	226,451,962	164,287,182
Insurance service expense	(399,904,605)	(139,015,647)	(64,418,153)
Net expenses from reinsurance contracts held	8,580,010	(1,512,636)	(5,122,006)
Total	17,402,929	85,923,679	94,747,023